Debt (Schedule of Borrowings) (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Debt Instrument [Line Items]
Long-term debt	$ 819.4	$ 900.2
Capital lease obligations	0.6	0.6
Total debt	820.0	900.8
Term Loan A [Member] | July Thirteenth Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term debt	444.4	525.2
Public Bonds [Member] | October Fifteen Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term debt	$ 375.0	$ 375.0